Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 2, 2025
to the Prospectus of the following funds:
Fund	Prospectus
Columbia ETF Trust I
Columbia International Equity Income ETF	3/1/2025
Columbia U.S. Equity Income ETF	3/1/2025
The Board of Trustees of Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF (each, a Fund and collectively, the Funds) approved changes to each Fund's Principal Investment Strategies and each Fund’s performance benchmark, effective on or about September 2, 2025 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Funds' Prospectus.
On the Effective Date, in connection with the changes approved by the Funds' Board, the following sections of the Funds' Prospectus are hereby revised:
Summary of Columbia International Equity Income ETF
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia International Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities.
The Fund principally invests in common stocks and depository receipts. While the Fund may invest in securities of any size, the Fund typically emphasizes investments in foreign (developed markets) large- and mid-cap companies (companies with market capitalization greater than $2 billion) that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity. The Fund typically invests in foreign companies in at least three countries, other than the U.S.
The Fund applies a rules-based framework to invest, at the time of purchase, in dividend-paying companies that display an attractive profile of dividend-related metrics, such as dividend yield, dividend growth, and cash-based dividend coverage ratio. Securities are evaluated on a sector- and region-relative basis, seeking within the Fund’s portfolio representation of attractive dividend-paying companies across sectors and regions. The resulting portfolio generally consists of 100 securities, which have been evaluated and selected within this rules-based framework, with the Fund investing in these securities on an issuer market capitalization weighting basis. The Fund typically applies (or re-runs) these rules for constructing (and making changes to) the Fund’s portfolio on a quarterly basis.
In addition to the quarterly updates, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions. Whether a removed security will be replaced and what the replacement will be is in the discretion of Columbia Management.
From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan.
The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors.
The information under the subsection “Principal Risks” in the “Summary of Columbia International Equity Income ETF” section is hereby revised to delete Environmental, Social and Governance Investment Research Tools Risk.
The information under the subsection "Performance Information” in the “Summary of Columbia International Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective September 2, 2025 (Index Change Date), the Fund compares its performance to that of the Solactive GFS Developed Markets ex North America Large & Mid Cap Value Style Index (the New Index). Prior to the Index Change Date, the Fund compared its performance to that of the MSCI EAFE Value Index (the Former Index). The Fund’s investment manager believes that the New Index is an appropriate measure for comparing the Fund’s performance in light of the change made to the Fund’s principal investment strategies. The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.
Summary of Columbia U.S. Equity Income ETF
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia U.S. Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of U.S. companies.
The Fund principally invests in common stocks. While the Fund may invest in securities of any size, the Fund typically emphasizes investments in U.S. large- and mid-cap companies (companies with market capitalization greater than $2 billion) that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity.
The Fund applies a rules-based framework to invest, at the time of purchase, in dividend-paying companies that display an attractive profile of dividend-related metrics, such as dividend yield, dividend growth, and cash-based dividend coverage ratio. Securities are evaluated on a sector-relative basis, seeking within the Fund’s portfolio representation of attractive dividend-paying companies across sectors. The resulting portfolio generally consists of 100 securities, which have been evaluated and selected within this rules-based framework, with the Fund investing in these securities on an issuer market capitalization weighting basis. The Fund typically applies (or re-runs) these rules for constructing (and making changes to) the Fund’s portfolio on a quarterly basis.
In addition to the quarterly updates, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions. Whether a removed security will be replaced and what the replacement will be is in the discretion of Columbia Management.
The information under the subsection “Principal Risks” in the “Summary of Columbia U.S. Equity Income ETF” section is hereby revised to delete Environmental, Social and Governance Investment Research Tools Risk.
The information under the subsection "Performance Information” in the “Summary of Columbia U.S. Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective September 2, 2025 (Index Change Date), the Fund compares its performance to that of the Solactive GFS United States Large & Mid Cap Value Style Index (the New Index). Prior to the Index Change Date, the Fund compared its performance to that of the MSCI USA Value Index (the Former Index). The Fund’s investment manager believes that the New Index is an appropriate measure for comparing the Fund’s performance in light of the change made to the Fund’s principal investment strategies. The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.

Columbia International Equity Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 2, 2025
to the Prospectus of the following funds:
Fund	Prospectus
Columbia ETF Trust I
Columbia International Equity Income ETF	3/1/2025
Columbia U.S. Equity Income ETF	3/1/2025
The Board of Trustees of Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF (each, a Fund and collectively, the Funds) approved changes to each Fund's Principal Investment Strategies and each Fund’s performance benchmark, effective on or about September 2, 2025 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Funds' Prospectus.
On the Effective Date, in connection with the changes approved by the Funds' Board, the following sections of the Funds' Prospectus are hereby revised:
Summary of Columbia International Equity Income ETF
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia International Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities.
The Fund principally invests in common stocks and depository receipts. While the Fund may invest in securities of any size, the Fund typically emphasizes investments in foreign (developed markets) large- and mid-cap companies (companies with market capitalization greater than $2 billion) that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity. The Fund typically invests in foreign companies in at least three countries, other than the U.S.
The Fund applies a rules-based framework to invest, at the time of purchase, in dividend-paying companies that display an attractive profile of dividend-related metrics, such as dividend yield, dividend growth, and cash-based dividend coverage ratio. Securities are evaluated on a sector- and region-relative basis, seeking within the Fund’s portfolio representation of attractive dividend-paying companies across sectors and regions. The resulting portfolio generally consists of 100 securities, which have been evaluated and selected within this rules-based framework, with the Fund investing in these securities on an issuer market capitalization weighting basis. The Fund typically applies (or re-runs) these rules for constructing (and making changes to) the Fund’s portfolio on a quarterly basis.
In addition to the quarterly updates, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions. Whether a removed security will be replaced and what the replacement will be is in the discretion of Columbia Management.
From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan.
The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors.
The information under the subsection “Principal Risks” in the “Summary of Columbia International Equity Income ETF” section is hereby revised to delete Environmental, Social and Governance Investment Research Tools Risk.
The information under the subsection "Performance Information” in the “Summary of Columbia International Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective September 2, 2025 (Index Change Date), the Fund compares its performance to that of the Solactive GFS Developed Markets ex North America Large & Mid Cap Value Style Index (the New Index). Prior to the Index Change Date, the Fund compared its performance to that of the MSCI EAFE Value Index (the Former Index). The Fund’s investment manager believes that the New Index is an appropriate measure for comparing the Fund’s performance in light of the change made to the Fund’s principal investment strategies. The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.

Columbia U.S. Equity Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 2, 2025
to the Prospectus of the following funds:
Fund	Prospectus
Columbia ETF Trust I
Columbia International Equity Income ETF	3/1/2025
Columbia U.S. Equity Income ETF	3/1/2025
The Board of Trustees of Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF (each, a Fund and collectively, the Funds) approved changes to each Fund's Principal Investment Strategies and each Fund’s performance benchmark, effective on or about September 2, 2025 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Funds' Prospectus.
On the Effective Date, in connection with the changes approved by the Funds' Board, the following sections of the Funds' Prospectus are hereby revised:
Summary of Columbia U.S. Equity Income ETF
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia U.S. Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of U.S. companies.
The Fund principally invests in common stocks. While the Fund may invest in securities of any size, the Fund typically emphasizes investments in U.S. large- and mid-cap companies (companies with market capitalization greater than $2 billion) that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity.
The Fund applies a rules-based framework to invest, at the time of purchase, in dividend-paying companies that display an attractive profile of dividend-related metrics, such as dividend yield, dividend growth, and cash-based dividend coverage ratio. Securities are evaluated on a sector-relative basis, seeking within the Fund’s portfolio representation of attractive dividend-paying companies across sectors. The resulting portfolio generally consists of 100 securities, which have been evaluated and selected within this rules-based framework, with the Fund investing in these securities on an issuer market capitalization weighting basis. The Fund typically applies (or re-runs) these rules for constructing (and making changes to) the Fund’s portfolio on a quarterly basis.
In addition to the quarterly updates, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions. Whether a removed security will be replaced and what the replacement will be is in the discretion of Columbia Management.
The information under the subsection “Principal Risks” in the “Summary of Columbia U.S. Equity Income ETF” section is hereby revised to delete Environmental, Social and Governance Investment Research Tools Risk.
The information under the subsection "Performance Information” in the “Summary of Columbia U.S. Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective September 2, 2025 (Index Change Date), the Fund compares its performance to that of the Solactive GFS United States Large & Mid Cap Value Style Index (the New Index). Prior to the Index Change Date, the Fund compared its performance to that of the MSCI USA Value Index (the Former Index). The Fund’s investment manager believes that the New Index is an appropriate measure for comparing the Fund’s performance in light of the change made to the Fund’s principal investment strategies. The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.